Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income (loss) before income taxes	$ (23,021,688)	$ 7,699,183
Basic combined Canadian statutory income tax rate	26.68%	26.78%
Income tax	$ (6,142,186)	$ 2,061,841
Increase (decrease) resulting from:
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods		(114,226)
Change in unrecognized deductible temporary differences	5,186,330	2,179,736
Gain on loss of control of Acasti		8,783,613
Non taxable gain on sale of assets		(4,304,482)
Non-deductible stock-based compensation	990,472	611,590
Non-deductible change in fair value		9,733
Permanent differences and other	135,395	267,860
Total tax expense (recovery)	$ 170,011	(1,640,200)
Acasti
Increase (decrease) resulting from:
Gain on loss of control of Acasti		$ (2,352,252)